Taxation (Details) - USD ($)		6 Months Ended	12 Months Ended
	Jan. 01, 2008	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Taxation (Details) [Line Items]
Unified corporate income tax rate	25.00%
Preferential tax rate	15.00%
Preferential tax rate extension period	3 years
Additional tax deduction rate		75.00%
Net operating loss carryforwards (in Dollars)		$ 117,995	$ 100,986
Minimum [Member]
Taxation (Details) [Line Items]
Statutory income tax rate		15.00%
Carry-over period		5 years
Net operating loss carryforwards expiration year			2026
Maximum [Member]
Taxation (Details) [Line Items]
Statutory income tax rate		25.00%
Carry-over period		10 years
Net operating loss carryforwards expiration year			2030
HONG KONG
Taxation (Details) [Line Items]
Statutory income tax rate		16.50%
Shenzhen Ucloudlink Technology Limited [Member]
Taxation (Details) [Line Items]
Preferential tax rate		15.00%		15.00%
Preferential tax rate extension period		3 years